ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 16, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

    Re:    ETF Series Solutions (the “Trust”)
        File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add three new series, Nationwide S&P 500 Risk-Managed Income ETF, Nationwide Dow Jones Risk-Managed Income ETF, and Nationwide Russell 2000 Risk-Managed Income ETF is Post-Effective Amendment No. 744 and Amendment No. 745 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Isabella Zoller at (414) 765‑6466 or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Assistant Secretary